Business, Basis of Presentation and Summary of Significant Accounting Policies - Revisions of Impaired Loans (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Financing Receivable, Impaired [Line Items]
Recorded Investment, With a Valuation Allowance	$ 10,945	$ 7,849	$ 7,173
Recorded Investment, Without a Valuation Allowance	5,483	5,609	15,426
Recorded Investment, Total	16,428	13,458	22,599
Year Average	22,471	25,708	44,233
Total Unpaid Principal Balance	17,671	14,776	29,635
Valuation Allowance	2,795	2,373	2,866
Real estate loans
Financing Receivable, Impaired [Line Items]
Recorded Investment, With a Valuation Allowance	3,774	3,255	0
Recorded Investment, Without a Valuation Allowance	5,352	5,450	13,440
Recorded Investment, Total	9,126	8,705	13,440
Year Average	15,276	18,229	26,022
Total Unpaid Principal Balance	9,233	8,750	14,851
Valuation Allowance	1,505	1,310	0
Real estate loans | Non-owner occupied
Financing Receivable, Impaired [Line Items]
Recorded Investment, With a Valuation Allowance	0	0	0
Recorded Investment, Without a Valuation Allowance	0	0	327
Recorded Investment, Total	0	0	327
Year Average	5,188	7,935	225
Total Unpaid Principal Balance	0	0	327
Valuation Allowance	0	0	0
Real estate loans | Multi-family residential
Financing Receivable, Impaired [Line Items]
Recorded Investment, With a Valuation Allowance	0	0	0
Recorded Investment, Without a Valuation Allowance	711	717	1,318
Recorded Investment, Total	711	717	1,318
Year Average	719	724	7,898
Total Unpaid Principal Balance	716	722	1,330
Valuation Allowance	0	0	0
Real estate loans | Land development and construction loans
Financing Receivable, Impaired [Line Items]
Recorded Investment, With a Valuation Allowance	0	0	0
Recorded Investment, Without a Valuation Allowance	0	0	0
Recorded Investment, Total	0	0	0
Year Average	0	0	1,359
Total Unpaid Principal Balance	0	0	0
Valuation Allowance	0	0	0
Real estate loans | Commercial real estate
Financing Receivable, Impaired [Line Items]
Recorded Investment, With a Valuation Allowance	0	0	0
Recorded Investment, Without a Valuation Allowance	711	717	1,645
Recorded Investment, Total	711	717	1,645
Year Average	5,907	8,659	9,482
Total Unpaid Principal Balance	716	722	1,657
Valuation Allowance	0	0	0
Real estate loans | Single-family residential
Financing Receivable, Impaired [Line Items]
Recorded Investment, With a Valuation Allowance	3,411	3,086	0
Recorded Investment, Without a Valuation Allowance	289	306	877
Recorded Investment, Total	3,700	3,392	877
Year Average	4,182	4,046	3,100
Total Unpaid Principal Balance	3,802	3,427	871
Valuation Allowance	1,346	1,235	0
Real estate loans | Owner-occupied
Financing Receivable, Impaired [Line Items]
Recorded Investment, With a Valuation Allowance	363	169	0
Recorded Investment, Without a Valuation Allowance	4,352	4,427	10,918
Recorded Investment, Total	4,715	4,596	10,918
Year Average	5,187	5,524	13,440
Total Unpaid Principal Balance	4,715	4,601	12,323
Valuation Allowance	159	75	0
Commercial loans
Financing Receivable, Impaired [Line Items]
Recorded Investment, With a Valuation Allowance	7,169	4,585	7,173
Recorded Investment, Without a Valuation Allowance	120	148	1,986
Recorded Investment, Total	7,289	4,733	9,159
Year Average	7,178	7,464	18,211
Total Unpaid Principal Balance	8,427	6,009	14,784
Valuation Allowance	$ 1,289	$ 1,059	$ 2,866